Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Current liabilities [abstract]
Disclosure of detailed information about Other Current Liabilities [Text Block]

	January 1,	December 31,	December 31,
	2017	2017	2018
	(in thousands)

Accrued payroll and related expenses	$6,958	9,461	10,009
Accrued mask, mold fees and other expenses for RD	7,503	8,816	9,935
Payable for purchases of building and equipment	1,615	10,726	5,611
Accrued software maintenance	891	1,004	1,921
Allowance for sales discounts	1,536	1,203	494
Accrued insurance, welfare expenses, professional fee	12,754	11,261	13,810
	$31,257	42,471	41,780

Disclosure of detailed information about allowance for sales returns and discounts [Text Block]
The activity in the sales discounts is as follows:

Allowance for sales discounts

Period	Balance at beginning of year	Charges to earnings	Amounts utilized	Balance at end of year
	(in thousands)

Year 2017	$1,536	8,720	(9,053)	1,203
Year 2018	$1,203	1,855	(2,564)	494